THE WRIGHT MANAGED INCOME TRUST

                        Supplement to Combined Prospectus
                                       Of
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund

                                Dated May 1, 2006

The Board of Trustees of The Wright Managed Income Trust on October 6, 2006 approved an Agreement and Plan of Reorganization pursuant to which shareholders of the Wright U.S. Government Near Term Fund will become shareholders of the Wright Current Income Fund, a fund with a similar investment objective and policies, on or about December 8, 2006. The reorganization is expected to be free of any tax consequences.

As of the date of this Supplement, new accounts will not be accepted by the Wright U.S. Government Near Term Fund. Existing shareholders may continue to make investments in the Fund. Contact the Principal Underwriter or your broker for the latest information.

October 6, 2006

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                         THE WRIGHT MANAGED INCOME TRUST

           Supplement to Combined Statement of Additional Information
                                       Of
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund

                                Dated May 1, 2006

The Board of Trustees of The Wright Managed Income Trust on October 6, 2006 approved an Agreement and Plan of Reorganization pursuant to which shareholders of the Wright U.S. Government Near Term Fund will become shareholders of the Wright Current Income Fund, a fund with a similar investment objective and policies, on or about December 8, 2006. The reorganization is expected to be free of any tax consequences.

As of the date of this Supplement, new accounts will not be accepted by the Wright U.S. Government Near Term Fund. Existing shareholders may continue to make investments in the Fund. Contact the Principal Underwriter or your broker for the latest information.

October 6, 2006